Related undertakings - Disclosure of other related undertakings (Details)	12 Months Ended
Dec. 31, 2023
United Kingdom | Intelligent Processing Solutions Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in significant investments	19.50%
United Kingdom | Barclays Covered Bonds Limited Liability Partnership
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
United Kingdom | Barclays Secured Funding (LM) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Igloo Regeneration (General Partner) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	25.00%
United Kingdom | Trade Ideas Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner II L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | Equistone Founder Partner III L.P.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
United Kingdom | BGF Group PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	24.62%
United Kingdom | AVFI TIDE I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	37.60%
United Kingdom | BMC (UK) Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	47.30%
United Kingdom | A Ordinary Shares | Fintech for International Development Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	26.37%
United Kingdom | B Ordinary Shares | Fintech for International Development Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	100.00%
United Kingdom | Barclaycard Funding PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | PSA Credit Company Limited (In Liquidation) | A Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | PSA Credit Company Limited (In Liquidation) | C Ordinary Shares
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Full House Holdings Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	67.42%
United Kingdom | Palms Row Healthcare Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.00%
United Kingdom | Female Innovators Lab LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	61.00%
United Kingdom | Barclays Black Formation Investments I LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Barclays Black Formation Investments II LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United Kingdom | Buchanan Wharf (Glasgow) Management Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	78.00%
Belgium | Euphony Benelux NV (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	20.00%
Cayman Islands | Cupric Canyon Capital GP Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
Cayman Islands | Cupric Canyon Capital LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	42.17%
Cayman Islands | Newman Holdings Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.60%
Cayman Islands | Southern Peaks Mining LP
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	54.40%
Cayman Islands | SPM GP Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	90.00%
Korea, Republic of | Woori BC Pegasus Securitization Specialty Co. Ltd
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	70.00%
Luxembourg | Barclays Alzin Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Bordang Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Barclays Lamorak Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Preferred Funding S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Luxembourg | Preferred Investments S.à r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Malta | RS2 Software PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in significant investments	18.14%
Netherlands | A Ordinary Shares | Tulip Oil Holding BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	34.50%
Netherlands | C Ordinary Shares | Tulip Oil Holding BV
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	23.00%
Sweden | EnterCard Group AB
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
United States | VS BC Solar Lessee I LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	50.00%
United States | Sabine Oil & Gas Holdings, Inc.(In Liquidation)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	22.12%
United States | DG Solar Lessee, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%
United States | DG Solar Lessee II, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	75.00%